                                                  MONY Life Insurance Company
                                                  MONY Life Insurance Company
                                                  of America
                                                  1290 Avenue of the Americas
                                                  New York, New York 10104

                                                                Jordan Thomsen
                                                            Vice President and
[MONY -- An AXA Financial Company LOGO]                                Counsel
                                                                (212) 314-5431
                                                            Fax (212) 707-1791

                                                                LAW DEPARTMENT

                                                                March 13, 2012

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re: MONY Life Insurance Company of America ("MONY America") Form S-l Registration Statement
            CIK 0000835357
       ----------------------------------------------------------

Commissioners:

   On behalf of MONY Life Insurance Company of America ("MONY America"), we are filing herewith, electronically via EDGAR, MONY America's Form S-1 Registration Statement ("Registration Statement") under the Securities Act of 1933, as amended ("1933 Act"), with respect to interests in the Market Stabilizer Option
(R) ("MSO") under certain variable life insurance policies offered by MONY America.

Purpose of the Filing and Filing Fees

   We are filing this Registration Statement to switch the registration of the interests in the MSO from Form S-3 to Form S-1 in anticipation of MONY America's reliance on the exemption provided under Rule 12h-7 of the Securities and Exchange Act of 1934 ("1934 Act"). Rule 12h-7 exempts insurance companies from filing reports under the 1934 Act when the insurance company issues certain types of insurance products that are registered under the 1933 Act and such products are regulated by state law. The interests in the MSO fall within the exemption provided under Rule 12h-7. We are filing this Registration Statement to register an additional dollar amount of interests in the MSO. The interests in the MSO are currently registered on Form S-3, Reg. No. 333-167938. As noted on the cover page of the Registration Statement, pursuant to Rule 415(a)(6) under the 1933 Act, the total dollar amount of the unsold securities previously registered on Form S-3 is being carried forward to this Registration Statement. Funds to cover the required filing fee have been wired to US Bank of St. Louis, Missouri for deposit into the Commission's account.

Request for Expedited Review

   Because the Registration Statement includes primarily a prospectus and other information that were included in the prior Form S-3 registration statement and amendments thereto, we believe expedited review of the Registration Statement is appropriate. In particular, the Registration Statement includes the May 1, 2012 prospectus for the MSO. The incorporation by reference section of the prospectus has been restated so that it complies with the Form S-1 requirements, rather than the Form S-3 requirements. A statement declaring the Company's reliance on Rule 12h-7 has been added. The other changes to the prospectus are of a stylistic nature or necessitated by the annual update. We have also conformed the cover page and Part II of the Registration Statement to comply with Form S-1, rather than Form S-3.

   If the Registration Statement were eligible to be filed pursuant to Rule 485 under the 1933 Act, the Company would make the filing pursuant to Rule 485(b) because it does not include any material changes from previous filings. I have reviewed the Registration Statement, and it does not include any disclosures that would render it ineligible to become effective under Rule 485(b) (assuming that the Registration Statement would be eligible for Rule 485 generally).

   In these circumstances, we believe a limited staff review is appropriate.

Request For Acceleration

   On behalf of MONY America and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective on April 26, 2012, or as soon as practicable thereafter. In this connection, MONY America and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer, Esq. of Goodwin Procter at 202-346-4253, if you have any questions or further comments.

                                                  Very truly yours,

                                                  /s/ Jordan Thomsen
                                                  -----------------------------
                                                  Jordan Thomsen

cc: Christopher E. Palmer, Esq.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104